Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments
Schedule of carrying amount and fair value of financial instruments

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2020	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	781,029	300,510	—	—	1,081,539	300,367	143	—
Trade accounts and other receivables from unrelated parties	3,080,770	—	—	72,275	3,153,045	—	—	—
Accounts receivable from related parties	91,438	—	—	—	91,438	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,130	1,130	—	1,130	—
Derivatives - not designated as hedging instruments	—	5,367	—	—	5,367	—	5,367	—
Equity investments	—	191,739	56,911	—	248,650	11,911	48,221	188,518
Debt securities	—	103,387	297,954	—	401,341	396,392	4,949	—
Other financial assets	195,926	—	—	108,830	304,756	—	—	—
Other current and non-current assets	195,926	300,493	354,865	109,960	961,244	—	—	—
Financial assets	4,149,163	601,003	354,865	182,235	5,287,266	—	—	—

Accounts payable to unrelated parties	731,993	—	—	—	731,993	—	—	—
Accounts payable to related parties	95,401	—	—	—	95,401	—	—	—
Short-term debt	79,270	—	—	—	79,270	—	—	—
Long-term debt	7,808,460	—	—	—	7,808,460	6,764,681	1,404,640	—
Lease liabilities	—	—	—	4,492,287	4,492,287	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,667	1,667	—	1,667	—
Derivatives - not designated as hedging instruments	—	39,281	—	—	39,281	—	39,281	—
Variable payments outstanding for acquisitions	—	66,359	—	—	66,359	—	—	66,359
Put option liabilities	—	—	—	882,422	882,422	—	—	882,422
Other financial liabilities	1,537,783	—	—	—	1,537,783	—	—	—
Other current and non-current liabilities	1,537,783	105,640	—	884,089	2,527,512	—	—	—
Financial liabilities	10,252,907	105,640	—	5,376,376	15,734,923	—	—	—
(1)	Highly liquid short-term investments are mainly categorized in level 1 of the fair value hierarchy. Cash and cash equivalents measured at amortized cost is not categorized.

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2019	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	841,046	166,677	—	—	1,007,723	166,677	—	—
Trade accounts and other receivables from unrelated parties	3,343,873	—	—	77,473	3,421,346	—	—	—
Accounts receivable from related parties	159,196	—	—	—	159,196	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	107	107	—	107	—
Derivatives - not designated as hedging instruments	—	2,406	—	—	2,406	—	2,406	—
Equity investments	—	186,273	50,975	—	237,248	13,110	41,084	183,054
Debt securities	—	107,988	261,833	—	369,821	365,170	4,651	—
Other financial assets	141,355	—	—	111,649	253,004	—	—	—
Other current and non-current assets	141,355	296,667	312,808	111,756	862,586	—	—	—
Financial assets	4,485,470	463,344	312,808	189,229	5,450,851	—	—	—

Accounts payable to unrelated parties	716,526	—	—	—	716,526	—	—	—
Accounts payable to related parties	118,663	—	—	—	118,663	—	—	—
Short-term debt	1,171,853	—	—	—	1,171,853	—	—	—
Long-term debt	7,905,557	—	—	—	7,905,557	5,555,475	2,537,932	—
Lease liabilities	—	—	—	4,705,038	4,705,038	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	2,534	2,534	—	2,534	—
Derivatives - not designated as hedging instruments	—	10,762	—	—	10,762	—	10,762	—
Variable payments outstanding for acquisitions	—	89,677	—	—	89,677	—	—	89,677
Put option liabilities	—	—	—	934,425	934,425	—	—	934,425
Other financial liabilities	1,414,464	—	—	—	1,414,464	—	—	—
Other current and non-current liabilities	1,414,464	100,439	—	936,959	2,451,862	—	—	—
Financial liabilities	11,327,063	100,439	—	5,641,997	17,069,499	—	—	—
(1)	Highly liquid short-term investments are categorized in level 1 of the fair value hierarchy. Cash and cash equivalents measured at amortized cost is not categorized.

Schedule of equity investment at FVOCI

Equity investments measured at FVOCI
in € THOUS
	2020	2019

Listed equity investments	11,911	13,110
Non-listed equity investments	45,000	37,865
Equity investments FVOCI	56,911	50,975

Schedule of reconciliation of level 3 financial instruments

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2020			2019			2018
		Variable			Variable		Variable
		payments			payments		payments
	Equity	outstanding for	Put option	Equity	outstanding for	Put option	outstanding for	Put option
	investments	acquisitions	liabilities	investments	acquisitions	liabilities	acquisitions	liabilities

Beginning balance at January 1,	183,054	89,677	934,425	—	172,278	818,871	205,792	830,773
Transfer from Level 2	—	—	—	186,427	—	—	—	—
Increase	—	17,253	51,388	2,233	4,828	109,109	19,051	53,731
Decrease	—	(35,764)	(99,877)	—	(43,941)	(20,269)	(15,734)	(50,706)
Gain / loss recognized in profit or loss(1)	22,489	(1,996)	—	128	(41,537)	—	(36,327)	—
Gain / loss recognized in equity	—	—	73,993	—	—	14,523	—	(48,075)
Dividends	—	—	—	—	—	—	—	—
Foreign currency translation and other changes	(17,025)	(2,811)	(77,507)	(5,734)	(1,951)	12,191	(504)	33,148
Ending balance at December 31,	188,518	66,359	882,422	183,054	89,677	934,425	172,278	818,871

(1)	Includes realized and unrealized gains / losses.

Schedule of average hedging rate and the nominal amount of the foreign exchange forward contracts	Significant currency pairs in € THOUS

	Nominal	Average
	amount	hedging rate

EUR/USD	988,595	1.1902
EUR/AUD	212,264	1.6303
EUR/GBP	58,273	0.9041

Schedule of derivative financial instruments valuation

Derivative financial instruments valuation

in € THOUS

	2020		2019
	Assets	Liabilities	Assets	Liabilities
Current
Foreign exchange contracts	1,103	(1,642)	107	(2,484)

Non-current
Foreign exchange contracts	27	(25)	—	(50)
Derivatives in cash flow hedging relationships	1,130	(1,667)	107	(2,534)

Current
Foreign exchange contracts	5,367	(39,281)	2,406	(10,762)

Non-current
Derivatives not designated as hedging instruments	5,367	(39,281)	2,406	(10,762)

Schedule of effect of derivatives in cash flow hedging on the consolidated financial statements

The effect of derivatives in cash flow hedging relationships on the consolidated financial statements in € THOUS

	Fair value gain	Fair value gain
	(loss) recognized in	(loss) recognized in		Amount	Amount
	AOCI on hedging	AOCI on hedging	Location of	reclassified	reclassified
	instrument (hedge	instrument (cost of	reclassified	from hedge	from cost of
	reserve)	hedging)	amounts from AOCI	reserve	hedging
For the year ended December 31, 2020
Interest rate contracts	—	—	Interest income/expense	1,249	—
Foreign exchange contracts	6,123	(2,062)	thereof:
			Revenue	(4,612)	1,990
			Costs of revenue	(2,662)	3,085
			Inventories	(286)	(46)
Total	6,123	(2,062)		(6,311)	5,029

For the year ended December 31, 2019
Interest rate contracts	(12,807)	—	Interest income/expense	2,753	—
Foreign exchange contracts	(3,189)	(1,473)	thereof:
			Revenue	1,331	1,480
			Costs of revenue	2,509	(1,913)
			Inventories	(269)	(55)
Total	(15,996)	(1,473)		6,324	(488)

Schedule of effect of derivatives not in hedging on the consolidated financial statements

The effect of derivatives not designated as hedging instruments on the consolidated financial statements in € THOUS

		Amount of (gain) loss recognized in
	Location of (gain) loss recognized in	income on derivatives
	income on derivatives	for the year ended, December 31,
		2020	2019

Foreign exchange contracts	Selling, general and administrative expenses	48,925	7,686
Foreign exchange contracts	Interest income/expense	3,800	16,491
Derivatives embedded in the Convertible Bonds	Interest income/expense	—	(11,820)
Share Options to secure the Convertible Bonds	Interest income/expense	—	11,820
Derivatives not designated as hedging instruments		52,725	24,177

Schedule of expected timing for cash flows related to derivative financial instruments

Cash Flow from derivative financial instruments

in € THOUS

	Expected in period of

	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2020
Designated as hedging instrument	(539)	2	—	—
Not designated as hedging instrument	(33,914)	—	—	—

2019
Designated as hedging instrument	(2,377)	(50)	—	—
Not designated as hedging instrument	(8,356)	—	—	—

Schedule of non-discounted payments agreed by contract

Payments agreed by contracts

in € THOUS

	Payments due by period of
	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2020
Accounts payable to unrelated parties	731,993	1	—	—
Accounts payable to related parties	95,401	—	—	—
Other current financial liabilities	1,537,782	—	—	—
Short-term debt(1)	79,270	—	—	—
Amended 2012 Credit Agreement(2)	138,326	1,043,542	—	—
Bonds	976,211	1,416,985	987,015	4,031,570
Other long-term debt	53,097	66,310	70,339	48,332
Lease liabilities(1)	735,890	1,375,720	1,026,391	2,053,642
Variable payments outstanding for acquisitions	19,313	18,687	28,261	8,273
Put option liabilities	645,784	102,142	93,357	74,648
Letters of credit	11,091	—	—	—
Derivative financial instruments - in cash flow hedging relationships	1,642	25	—	—
Derivative financial instruments - not designated as hedging instrument	39,281	—	—	—

2019
Accounts payable to unrelated parties	716,526	—	—	—
Accounts payable to related parties	118,663	—	—	—
Other current financial liabilities	1,414,464	—	—	—
Short-term debt(1)	1,171,853	—	—	—
Amended 2012 Credit Agreement(2)	577,115	1,424,798	—	—
Bonds and Convertible Bonds	1,004,042	1,686,586	1,109,894	2,166,434
Accounts Receivable Facility(2)	7,518	387,468	—	—
Other long-term debt	68,078	66,531	74,131	49,467
Lease liabilities(1)	789,145	1,479,119	1,112,401	2,190,926
Variable payments outstanding for acquisitions	34,253	26,710	26,325	9,503
Put option liabilities	654,963	114,950	136,163	69,190
Letters of credit	21,893	—	—	—
Derivative financial instruments - in cash flow hedging relationships	2,484	50	—	—
Derivative financial instruments - not designated as hedging instrument	10,762	—	—	—
(1)	Includes amounts from related parties.
(2)	Future interest payments for financial liabilities with variable interest rates were calculated using the latest interest rates fixed prior to December 31, 2020 and 2019.